ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of accounts receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Receivables [Abstract]
Receivables for loan referral service from institutional funding partners	¥ 1,313,288	¥ 315,895
Less: allowance for credit losses	(2,539)	0	¥ (60,679)
Total accounts receivable	¥ 1,310,749	¥ 315,895